Notes Payable and Warrant Liability (Details) - USD ($)			3 Months Ended	6 Months Ended
	Apr. 08, 2020	Apr. 05, 2019	Mar. 31, 2020	Jun. 30, 2020
Notes payable (Textual)
Term loan principal amount		$ 714,286		$ 3,416,226
Loan and security agreement, description		(i) 1847 Holdings issued to Leonite 50,000 common shares, (ii) 1847 Holdings issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in Holdco.
Derivative liability				2,250,000
Increase in estimated value of warrants			$ 122,344
Warrant estimated charge			$ 2,127,656
Comprised of principal				1,130,826
Capitalized PIK interest				27,476
Unamortized loan costs				158,321
Unamortized warrant feature				$ 122,375
Small Business Community Capital [Member]
Notes payable (Textual)
Term loan principal amount		$ 1,500,000
Loan and security agreement, description		Pursuant to which the Company issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100.
Payroll Protection Program [Member]
Notes payable (Textual)
Received loan	$ 642,600
Loan bears interest rate	1.00%
Term of loan	2 years
PPP loan current liability	$ 284,411
Long-term liability	$ 358,189